SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Aug. 13, 2021
Defined Benefit Plan Disclosure [Line Items]
Marketable Securities held in Trust Account	$ 118,577,540	$ 116,728,213
Public warrants	776,250	4,052,888
Private placement warrants	42,976	190,151	$ 5,216,750
Sponsor working capital loan	96,200
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable Securities held in Trust Account	118,577,540	116,728,213
Public warrants		4,052,888
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Public warrants	776,250
Private placement warrants	42,976
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Private placement warrants		$ 190,151
Sponsor working capital loan	$ 96,200